Game Your Game Acquisition - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill, net		$ 0	$ 7,673	$ 6,588
Game Your Game
Business Acquisition [Line Items]
Consideration transferred	$ 3,070
Number of common shares acquired (in shares)	522,000
Voting interest acquired	55.40%
Goodwill, net	$ 459
Percentage of voting interests acquired, noncontrolling interest	44.60%
Total acquisition costs		$ 308	$ 300